Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2022		Mar. 31, 2022		Dec. 31, 2021
Assets:
Cash and cash equivalents		¥ 951,148		¥ 954,827		¥ 896,039
Restricted Cash		115,870		136,985
Equity securities	[1]	561,116		560,643
Trading debt securities		2,968		2,503
Available-for-sale debt securities		2,107,359		2,174,891
Held-to-maturity debt securities		114,757		114,312
Other Assets:
Derivative assets		103,329		31,033
Liabilities:
Short-term debt		445,537		439,639
Deposits		2,310,212		2,276,158
Long-term debt		4,759,717		4,427,046
Other Liabilities:
Derivative liabilities		43,311		85,372
Level 1
Assets:
Cash and cash equivalents		951,148		954,827
Restricted Cash		115,870		136,985
Installment loans (net of allowance for credit losses)		0		0
Equity securities		100,108	[2]	112,200	[3]
Trading debt securities		0		0
Available-for-sale debt securities		5,087		1,095
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		120,242		261,031
Equity securities		127,944	[2]	160,099	[3]
Trading debt securities		2,968		2,503
Available-for-sale debt securities		1,899,591		2,032,736
Held-to-maturity debt securities		106,038		112,678
Other Assets:
Time deposits		5,241		4,197
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		445,537		439,639
Deposits		2,140,125		2,108,169
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,619,619		1,456,822
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		3,715,414		3,545,521
Equity securities		127,318	[2]	112,972	[3]
Trading debt securities		0		0
Available-for-sale debt securities		202,681		141,060
Held-to-maturity debt securities		20,266		22,763
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		5,161		6,049
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		149,656		178,159
Long-term debt		3,084,633		2,969,807
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		951,148		954,827
Restricted Cash		115,870		136,985
Installment loans (net of allowance for credit losses)		3,868,533		3,814,773
Equity securities		355,370	[2]	385,271	[3]
Trading debt securities		2,968		2,503
Available-for-sale debt securities		2,107,359		2,174,891
Held-to-maturity debt securities		114,757		114,312
Other Assets:
Time deposits		5,241		4,197
Derivative assets	[4]	103,329		31,033
Reinsurance recoverables (Investment contracts)		5,556		6,216
Liabilities:
Short-term debt		445,537		439,639
Deposits		2,139,416		2,106,900
Policy liabilities and Policy account balances (Investment contracts)		150,004		178,170
Long-term debt		4,759,717		4,427,046
Other Liabilities:
Derivative liabilities	[4]	43,311		85,372
Estimated fair value
Assets:
Cash and cash equivalents		951,148		954,827
Restricted Cash		115,870		136,985
Installment loans (net of allowance for credit losses)		3,835,656		3,806,552
Equity securities		355,370	[2]	385,271	[3]
Trading debt securities		2,968		2,503
Available-for-sale debt securities		2,107,359		2,174,891
Held-to-maturity debt securities		126,304		135,441
Other Assets:
Time deposits		5,241		4,197
Derivative assets	[4]	103,329		31,033
Reinsurance recoverables (Investment contracts)		5,161		6,049
Liabilities:
Short-term debt		445,537		439,639
Deposits		2,140,125		2,108,169
Policy liabilities and Policy account balances (Investment contracts)		149,656		178,159
Long-term debt		4,704,252		4,426,629
Other Liabilities:
Derivative liabilities	[4]	¥ 43,311		¥ 85,372

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥149,314 million as of March 31, 2022 and December 31, 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥90,709 million as of March 31, 2022 and December 31, 2022, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥11,709 million and ¥15,002 million as of March 31, 2022 and December 31, 2022, respectively.
[2]	The amount of ¥46,085 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”